Trade Payables and Accrued Liabilities - Summary of Trade Payables and Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade And Other Payables [Abstract]
Trade payables	$ 24,843	$ 17,699
Income taxes payable	1,673	1,251
Accrued liabilities	6,407	4,121
Deferred revenue	1,836
Vendor loan	1,725	1,725
Trade payables and accrued liabilities	$ 36,484	$ 24,796